Share-based benefits reserve (Details Narrative) - USD ($)		12 Months Ended
	Jun. 14, 2021	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2017
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance percent				10.00%
Vesting period description	vest over a two-year period, with 25% vesting on the grant date and the remaining unvested options vesting in equal six-month instalments thereafter.
Options granted	$ 1,317,155
Total stock-based compensation expense		$ 0	$ 0
Share price, closing		$ 4.02
Stock-based compensation expenses		$ 235,006
Weighted average remaining life in years		10 years	1 year 9 months 18 days
Expiration date		Jul. 16, 2035
Weighted average remaining life		7 years 4 months 6 days
Weighted average intrinsic value		$ 200,110
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issuance		46,437
Omnibus Plan 2022 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issuance		46,437
Value issuance		$ 88,136
Legacy Plan 2021 [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issuance		73,570
Value issuance		$ 146,870
Omnibus Plan 2022 And Legacy Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price, closing		$ 1.30
Omnibus 2022 And Legacy 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses		$ 235,006